JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.5%
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.*	29,638	4,147,245
BWX Technologies, Inc.	41,608	1,851,972
Curtiss-Wright Corp.	17,708	2,351,445
Hexcel Corp.*	37,860	1,975,156
Mercury Systems, Inc.*	25,563	1,455,046
Moog, Inc., Class A	13,212	1,007,283
Rocket Lab USA, Inc.*	64,811	585,892
Spirit AeroSystems Holdings, Inc., Class A	47,405	2,077,761

		15,451,800

Air Freight & Logistics — 0.3%
GXO Logistics, Inc.*	44,492	3,613,195

Airlines — 0.8%
Alaska Air Group, Inc.*	56,548	3,095,437
Allegiant Travel Co.*	6,857	1,225,072
American Airlines Group, Inc.*(a)	292,209	4,812,682
Frontier Group Holdings, Inc.*	13,647	178,503
JetBlue Airways Corp.*	143,520	2,099,698
Joby Aviation, Inc.*	119,987	497,946

		11,909,338

Auto Components — 1.1%
Adient plc*	42,518	1,784,481
Dana, Inc.	65,089	1,409,828
Fox Factory Holding Corp.*	19,000	2,528,330
Gentex Corp.	106,737	3,351,542
Goodyear Tire & Rubber Co. (The)*	126,799	2,628,543
Luminar Technologies, Inc.*(a)	97,210	1,423,154
QuantumScape Corp.*(a)	111,758	1,865,241
Visteon Corp.*	12,635	1,282,579

		16,273,698

Automobiles — 0.3%
Harley-Davidson, Inc.	69,441	2,400,575
Thor Industries, Inc.	25,061	2,370,520

		4,771,095

Banks — 5.9%
Associated Banc-Corp.	67,724	1,618,604
Bank of Hawaii Corp.	18,266	1,572,155
Bank OZK	54,553	2,555,808
BankUnited, Inc.	40,206	1,678,601
BOK Financial Corp.	13,620	1,396,731
Cadence Bank	88,425	2,756,207
Commerce Bancshares, Inc.	50,092	3,451,840
Cullen/Frost Bankers, Inc.	25,591	3,608,587
First Citizens BancShares, Inc., Class A	5,994	4,669,806
First Financial Bankshares, Inc.	57,866	2,719,123
First Hawaiian, Inc.	58,132	1,648,042
First Horizon Corp.	244,028	4,175,319
FNB Corp.	152,840	1,974,693
Glacier Bancorp, Inc.	48,952	2,542,077
Hancock Whitney Corp.	39,183	2,065,728
Home BancShares, Inc.	68,024	1,602,645
Investors Bancorp, Inc.	101,740	1,660,397
PacWest Bancorp	52,916	2,456,890
People’s United Financial, Inc.	193,156	3,743,363
Pinnacle Financial Partners, Inc.	34,358	3,322,762
Popular, Inc. (Puerto Rico)	36,039	3,213,598
Prosperity Bancshares, Inc.	41,593	3,046,687
SouthState Corp.	31,508	2,659,590
Sterling Bancorp	86,961	2,286,205
Synovus Financial Corp.	65,665	3,267,490
Texas Capital Bancshares, Inc.*	22,839	1,432,005
UMB Financial Corp.	19,423	1,912,194
Umpqua Holdings Corp.	97,757	1,982,512
United Bankshares, Inc.	61,520	2,173,502
Valley National Bancorp	183,650	2,556,408
Webster Financial Corp.	40,882	2,322,506
Western Alliance Bancorp	47,024	4,664,311
Wintrust Financial Corp.	25,727	2,523,047

		85,259,433

Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A*	4,237	1,783,057
Celsius Holdings, Inc.*	17,219	821,863
National Beverage Corp.(a)	10,529	470,330

		3,075,250

Biotechnology — 3.8%
ACADIA Pharmaceuticals, Inc.*	52,958	1,191,025
Agios Pharmaceuticals, Inc.*	24,507	757,021
Allakos, Inc.*	15,932	107,700
Arrowhead Pharmaceuticals, Inc.*	47,051	2,482,411
Beam Therapeutics, Inc.*(a)	20,295	1,404,617
Biohaven Pharmaceutical Holding Co. Ltd.*	26,308	3,495,544
Blueprint Medicines Corp.*	26,552	2,047,159
Bridgebio Pharma, Inc.*(a)	48,487	478,567
Cerevel Therapeutics Holdings, Inc.*	25,248	657,458
ChemoCentryx, Inc.*	22,083	593,812
CRISPR Therapeutics AG (Switzerland)*(a)	31,773	2,025,529
Denali Therapeutics, Inc.*	41,886	1,433,339
Exelixis, Inc.*	142,782	2,584,354
Fate Therapeutics, Inc.*	36,630	1,520,511
Global Blood Therapeutics, Inc.*	26,466	763,544
Halozyme Therapeutics, Inc.*	63,535	2,198,946
ImmunityBio, Inc.*(a)	30,503	177,528
Intellia Therapeutics, Inc.*	31,234	2,953,799
Invitae Corp.*(a)	93,983	1,056,369
Ionis Pharmaceuticals, Inc.*	63,724	2,026,423
Iovance Biotherapeutics, Inc.*	61,600	1,025,640
Kodiak Sciences, Inc.*	15,170	890,479
Ligand Pharmaceuticals, Inc.*	7,542	939,960
Mirati Therapeutics, Inc.*	22,366	2,668,264
Natera, Inc.*	39,700	2,804,805
Novavax, Inc.*(a)	34,119	3,196,950
Recursion Pharmaceuticals, Inc., Class A*(a)	11,518	136,373
Relay Therapeutics, Inc.*	34,619	766,119
Sage Therapeutics, Inc.*	23,394	922,192
Sana Biotechnology, Inc.*(a)	37,494	328,447
Sarepta Therapeutics, Inc.*	39,296	2,812,415
Twist Bioscience Corp.*	22,245	1,321,798
Ultragenyx Pharmaceutical, Inc.*	30,759	2,150,977
United Therapeutics Corp.*	20,323	4,102,604
Vir Biotechnology, Inc.*	33,076	1,135,499

		55,158,178

Building Products — 2.1%
Advanced Drainage Systems, Inc.	25,398	2,872,260

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
AO Smith Corp.	60,105	4,593,224
Armstrong World Industries, Inc.	21,425	2,121,504
AZEK Co., Inc. (The)*	50,312	1,661,805
Builders FirstSource, Inc.*	86,420	5,875,696
Carlisle Cos., Inc.	23,596	5,272,290
JELD-WEN Holding, Inc.*	41,348	975,813
Trex Co., Inc.*	51,949	4,751,775
UFP Industries, Inc.	27,928	2,230,330

		30,354,697

Capital Markets — 2.9%
Affiliated Managers Group, Inc.	18,344	2,682,076
Ares Management Corp.	75,641	6,030,100
Artisan Partners Asset Management, Inc., Class A	29,430	1,271,670
Blue Owl Capital, Inc.(a)	150,142	1,866,265
Evercore, Inc., Class A	17,608	2,197,831
Federated Hermes, Inc.	43,703	1,447,006
Houlihan Lokey, Inc.	23,015	2,446,034
Interactive Brokers Group, Inc., Class A	39,431	2,688,800
Janus Henderson Group plc	76,981	2,840,599
LPL Financial Holdings, Inc.	36,168	6,232,470
Morningstar, Inc.	10,695	3,073,850
Open Lending Corp., Class A*	46,127	875,952
Stifel Financial Corp.	46,984	3,519,102
Tradeweb Markets, Inc., Class A	47,443	4,021,743

		41,193,498

Chemicals — 2.4%
Amyris, Inc.*(a)	87,633	399,606
Ashland Global Holdings, Inc.	25,489	2,447,964
Avient Corp.	41,288	2,054,904
Axalta Coating Systems Ltd.*	96,867	2,868,232
Balchem Corp.	14,614	2,147,381
Cabot Corp.	25,600	1,407,744
Diversey Holdings Ltd.*	21,488	236,368
Element Solutions, Inc.	98,289	2,205,605
Huntsman Corp.	93,473	3,349,138
Ingevity Corp.*	17,728	1,168,452
NewMarket Corp.	3,119	1,054,440
Olin Corp.	64,731	3,279,920
RPM International, Inc.	58,538	5,187,052
Scotts Miracle-Gro Co. (The)	18,382	2,779,358
Sensient Technologies Corp.	18,965	1,607,094
Valvoline, Inc.	81,573	2,687,015

		34,880,273

Commercial Services & Supplies — 1.1%
ADT, Inc.	65,766	499,164
Brink’s Co. (The)	22,183	1,547,930
Cimpress plc (Ireland)*	8,832	593,687
Clean Harbors, Inc.*	22,590	2,090,705
Driven Brands Holdings, Inc.*	24,927	704,188
IAA, Inc.*	60,852	2,794,932
MSA Safety, Inc.	16,455	2,260,917
Stericycle, Inc.*	41,456	2,435,125
Tetra Tech, Inc.	24,402	3,396,514

		16,323,162

Communications Equipment — 0.8%
Ciena Corp.*	69,915	4,636,064
CommScope Holding Co., Inc.*	92,286	866,566
Lumentum Holdings, Inc.*	32,628	3,311,089
ViaSat, Inc.*	33,144	1,458,999
Viavi Solutions, Inc.*	107,262	1,765,532

		12,038,250

Construction & Engineering — 1.1%
AECOM	65,011	4,494,210
EMCOR Group, Inc.	24,087	2,871,411
MasTec, Inc.*	25,819	2,223,791
Valmont Industries, Inc.	9,578	2,080,629
WillScot Mobile Mini Holdings Corp.*	100,703	3,730,039

		15,400,080

Construction Materials — 0.2%
Eagle Materials, Inc.	18,355	2,677,077

Consumer Finance — 0.8%
Credit Acceptance Corp.*	3,741	2,018,494
FirstCash Holdings, Inc.	18,246	1,271,746
Green Dot Corp., Class A*	24,677	782,508
LendingClub Corp.*	45,030	844,763
OneMain Holdings, Inc.	50,387	2,602,992
PROG Holdings, Inc.*	25,596	1,018,977
SLM Corp.	132,303	2,426,437

		10,965,917

Containers & Packaging — 1.0%
AptarGroup, Inc.	29,707	3,484,631
Berry Global Group, Inc.*	61,058	4,116,530
Graphic Packaging Holding Co.	127,499	2,411,006
Silgan Holdings, Inc.	37,868	1,695,729
Sonoco Products Co.	44,371	2,513,174

		14,221,070

Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc.*	27,242	3,498,145
Chegg, Inc.*	65,412	1,731,456
Coursera, Inc.*	37,434	760,285
Frontdoor, Inc.*	38,215	1,387,204
Graham Holdings Co., Class B	1,799	1,070,621
Grand Canyon Education, Inc.*	18,085	1,513,353
H&R Block, Inc.	79,258	1,811,838
Mister Car Wash, Inc.*	17,370	298,764
PowerSchool Holdings, Inc., Class A*	18,529	303,505
Service Corp. International	74,422	4,593,326
Terminix Global Holdings, Inc.*	54,671	2,358,507
Udemy, Inc.*	6,822	110,516

		19,437,520

Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.*	93,752	2,499,428
Iridium Communications, Inc.*	59,659	2,140,565

		4,639,993

Electric Utilities — 0.9%
ALLETE, Inc.	23,726	1,514,431
Hawaiian Electric Industries, Inc.	49,329	2,096,483
IDACORP, Inc.	22,797	2,512,685
OGE Energy Corp.	90,335	3,425,503
PNM Resources, Inc.	38,736	1,735,760
Portland General Electric Co.	40,348	2,119,884

		13,404,746

Electrical Equipment — 1.5%
Acuity Brands, Inc.	15,761	3,018,704
Array Technologies, Inc.*	53,857	567,653
Bloom Energy Corp., Class A*	66,668	1,005,353
ChargePoint Holdings, Inc.*(a)	77,710	1,076,284

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
EnerSys	18,905	1,416,552
Enovix Corp.*	43,898	707,197
GrafTech International Ltd.	90,278	946,113
nVent Electric plc	75,922	2,626,142
Regal Rexnord Corp.	30,579	4,846,160
Sunrun, Inc.*(a)	93,417	2,422,303
Vertiv Holdings Co.	136,841	2,854,503

		21,486,964

Electronic Equipment, Instruments & Components — 2.0%
Arrow Electronics, Inc.*	31,421	3,896,204
Avnet, Inc.	44,777	1,807,200
Belden, Inc.	20,262	1,133,659
Coherent, Inc.*	11,072	2,861,891
II-VI, Inc.*	47,898	3,036,733
Jabil, Inc.	64,684	3,977,419
Littelfuse, Inc.	11,116	3,000,986
National Instruments Corp.	59,515	2,453,208
Novanta, Inc.*	16,066	2,218,715
TD SYNNEX Corp.	18,630	1,948,139
Vontier Corp.	76,293	2,144,596

		28,478,750

Energy Equipment & Services — 0.3%
ChampionX Corp.*	91,189	2,042,634
NOV, Inc.	176,310	2,895,010

		4,937,644

Entertainment — 1.1%
Liberty Media Corp.-Liberty Formula One, Class A*	10,181	557,919
Liberty Media Corp.-Liberty Formula One, Class C*	91,878	5,533,812
Lions Gate Entertainment Corp., Class A*	27,787	435,700
Lions Gate Entertainment Corp., Class B*	55,015	802,119
Madison Square Garden Sports Corp.*	7,731	1,283,887
Skillz, Inc.*(a)	117,912	567,157
Warner Music Group Corp., Class A	49,651	2,110,167
Zynga, Inc., Class A*	475,181	4,309,892

		15,600,653

Equity Real Estate Investment Trusts (REITs) — 9.1%
American Campus Communities, Inc.	62,799	3,281,876
American Homes 4 Rent, Class A	128,027	5,009,697
Americold Realty Trust	120,387	3,425,010
Apartment Income REIT Corp.	70,844	3,741,980
Apple Hospitality REIT, Inc.	95,838	1,545,867
Brixmor Property Group, Inc.	134,024	3,398,849
Cousins Properties, Inc.	67,099	2,587,337
CubeSmart	97,831	4,963,945
CyrusOne, Inc.	57,273	5,145,979
DigitalBridge Group, Inc.*	231,724	1,691,585
Douglas Emmett, Inc.	79,193	2,472,405
EastGroup Properties, Inc.	18,359	3,670,148
EPR Properties	33,758	1,484,339
Equity Commonwealth*	54,562	1,420,794
First Industrial Realty Trust, Inc.	58,796	3,573,621
Gaming and Leisure Properties, Inc.	102,184	4,616,673
Healthcare Realty Trust, Inc.	66,582	2,065,374
Healthcare Trust of America, Inc., Class A	99,659	3,243,900
Highwoods Properties, Inc.	47,105	2,031,168
Hudson Pacific Properties, Inc.	68,810	1,625,980
Innovative Industrial Properties, Inc.	10,798	2,140,056
JBG SMITH Properties	51,517	1,411,566
Kilroy Realty Corp.	47,301	3,027,264
Lamar Advertising Co., Class A	39,179	4,339,466
Life Storage, Inc.	37,014	4,995,039
Medical Properties Trust, Inc.	269,096	6,124,625
National Health Investors, Inc.	20,692	1,196,618
National Retail Properties, Inc.	79,253	3,517,248
National Storage Affiliates Trust	36,979	2,276,427
Omega Healthcare Investors, Inc.	107,843	3,394,898
Outfront Media, Inc.	65,713	1,632,311
Park Hotels & Resorts, Inc.*	106,718	1,942,268
Pebblebrook Hotel Trust	59,291	1,283,650
Piedmont Office Realty Trust, Inc., Class A	56,021	994,933
PS Business Parks, Inc.	9,077	1,515,496
Rayonier, Inc.	64,601	2,360,521
Rexford Industrial Realty, Inc.	68,364	5,002,194
RLJ Lodging Trust	75,175	1,041,174
Ryman Hospitality Properties, Inc.*	24,851	2,196,828
Sabra Health Care REIT, Inc.	103,198	1,404,525
SITE Centers Corp.	81,020	1,199,906
SL Green Realty Corp.	30,113	2,183,784
Spirit Realty Capital, Inc.	55,650	2,641,149
STAG Industrial, Inc.	78,983	3,374,944
STORE Capital Corp.	110,747	3,511,787
Sunstone Hotel Investors, Inc.*	98,981	1,119,475
Terreno Realty Corp.	33,764	2,524,534
Uniti Group, Inc.	106,534	1,284,800

		130,634,013

Food & Staples Retailing — 1.1%
BJ’s Wholesale Club Holdings, Inc.*	61,619	3,787,720
Casey’s General Stores, Inc.	16,744	3,144,691
Performance Food Group Co.*	69,640	2,938,111
PriceSmart, Inc.	10,857	775,298
Sprouts Farmers Market, Inc.*	50,659	1,374,885
US Foods Holding Corp.*	100,541	3,545,076

		15,565,781

Food Products — 1.4%
Beyond Meat, Inc.*(a)	27,119	1,766,260
Darling Ingredients, Inc.*	73,021	4,656,549
Flowers Foods, Inc.	89,675	2,522,558
Freshpet, Inc.*	19,582	1,821,713
Hain Celestial Group, Inc. (The)*	41,915	1,531,155
Ingredion, Inc.	30,026	2,843,462
Lancaster Colony Corp.	8,945	1,420,198
Pilgrim’s Pride Corp.*	21,993	615,144
Post Holdings, Inc.*(a)	26,418	2,795,553
Seaboard Corp.	116	443,119

		20,415,711

Gas Utilities — 0.7%
National Fuel Gas Co.	41,148	2,498,918
New Jersey Resources Corp.	43,519	1,749,899
ONE Gas, Inc.	24,183	1,883,614
Southwest Gas Holdings, Inc.	27,250	1,857,905
Spire, Inc.	23,324	1,537,518

		9,527,854

Health Care Equipment & Supplies — 2.4%
Envista Holdings Corp.*	72,822	3,148,823
Figs, Inc., Class A*(a)	16,426	369,257
Globus Medical, Inc., Class A*	35,669	2,380,192

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Haemonetics Corp.*	23,062	1,115,048
ICU Medical, Inc.*	9,010	1,922,374
Inari Medical, Inc.*	14,500	1,066,620
Integra LifeSciences Holdings Corp.*	32,872	2,128,133
LivaNova plc*	24,019	1,804,067
Masimo Corp.*	22,928	5,041,179
Nevro Corp.*	15,749	1,034,709
NuVasive, Inc.*	23,347	1,214,277
Ortho Clinical Diagnostics Holdings plc*	51,313	890,794
Penumbra, Inc.*(a)	15,848	3,581,807
Quidel Corp.*	17,114	1,768,903
Shockwave Medical, Inc.*	15,932	2,309,662
STAAR Surgical Co.*	21,481	1,562,098
Tandem Diabetes Care, Inc.*	28,670	3,386,214

		34,724,157

Health Care Providers & Services — 2.1%
1Life Healthcare, Inc.*	76,667	855,604
Acadia Healthcare Co., Inc.*	40,586	2,136,853
Alignment Healthcare, Inc.*	12,676	96,338
Amedisys, Inc.*	14,713	1,987,726
Apollo Medical Holdings, Inc.*(a)	17,046	877,528
Chemed Corp.	6,948	3,257,987
Encompass Health Corp.	44,899	2,785,534
Guardant Health, Inc.*	45,875	3,190,606
HealthEquity, Inc.*	37,685	2,013,886
LHC Group, Inc.*	14,292	1,773,637
LifeStance Health Group, Inc.*(a)	18,573	141,712
Option Care Health, Inc.*	62,503	1,460,695
Patterson Cos., Inc.	39,088	1,121,435
Premier, Inc., Class A	54,993	2,101,832
Privia Health Group, Inc.*	12,016	255,700
Progyny, Inc.*	31,422	1,272,591
R1 RCM, Inc.*	60,134	1,429,987
Signify Health, Inc., Class A*(a)	10,766	143,511
Tenet Healthcare Corp.*	48,344	3,583,257

		30,486,419

Health Care Technology — 0.8%
Certara, Inc.*	46,839	1,252,007
Change Healthcare, Inc.*	113,862	2,240,804
Definitive Healthcare Corp.*	12,094	264,617
Doximity, Inc., Class A*	21,972	1,001,264
Inspire Medical Systems, Inc.*	12,346	2,732,046
Multiplan Corp.*	109,456	441,108
Omnicell, Inc.*	19,830	2,977,276
Schrodinger, Inc.*(a)	21,172	600,226

		11,509,348

Hotels, Restaurants & Leisure — 3.1%
Boyd Gaming Corp.*	37,010	2,200,615
Choice Hotels International, Inc.	14,811	2,123,897
Churchill Downs, Inc.	15,534	3,266,800
Cracker Barrel Old Country Store, Inc.	10,611	1,264,195
Hilton Grand Vacations, Inc.*	40,019	1,955,328
Hyatt Hotels Corp., Class A*	22,700	2,079,547
Life Time Group Holdings, Inc.*	17,282	259,576
Marriott Vacations Worldwide Corp.	19,222	3,121,268
Norwegian Cruise Line Holdings Ltd.*	166,987	3,478,339
Penn National Gaming, Inc.*	74,968	3,419,290
Planet Fitness, Inc., Class A*	37,611	3,333,839
Scientific Games Corp.*	43,554	2,513,066
SeaWorld Entertainment, Inc.*	23,225	1,383,745
Six Flags Entertainment Corp.*	34,922	1,379,070
Texas Roadhouse, Inc.	31,429	2,683,722
Travel + Leisure Co.	38,944	2,212,019
Wendy’s Co. (The)	79,654	1,834,432
Wingstop, Inc.	13,459	2,062,592
Wyndham Hotels & Resorts, Inc.	42,049	3,530,014

		44,101,354

Household Durables — 1.0%
Helen of Troy Ltd.*	10,888	2,279,185
Leggett & Platt, Inc.	60,189	2,398,532
Tempur Sealy International, Inc.	86,876	3,458,533
Toll Brothers, Inc.	51,633	3,044,798
TopBuild Corp.*	14,858	3,456,714

		14,637,762

Household Products — 0.2%
Energizer Holdings, Inc.	28,387	1,067,635
Reynolds Consumer Products, Inc.	24,611	744,975
Spectrum Brands Holdings, Inc.	19,191	1,715,292

		3,527,902

Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.(a)	20,219	1,378,127
Sunnova Energy International, Inc.*	42,051	826,723

		2,204,850

Insurance — 3.0%
American National Group, Inc.	5,825	1,099,702
Assurant, Inc.	25,713	3,921,490
Assured Guaranty Ltd.	31,502	1,678,742
Axis Capital Holdings Ltd.	34,812	1,983,588
Brighthouse Financial, Inc.*	36,021	1,961,343
CNO Financial Group, Inc.	55,648	1,387,861
Enstar Group Ltd.*	5,607	1,486,303
Erie Indemnity Co., Class A	11,257	2,072,414
First American Financial Corp.	49,536	3,690,927
Hanover Insurance Group, Inc. (The)	16,057	2,215,224
Kemper Corp.	27,002	1,619,580
Lemonade, Inc.*(a)	17,223	549,930
Mercury General Corp.	11,995	655,647
Old Republic International Corp.	128,847	3,302,349
Oscar Health, Inc., Class A*(a)	17,315	116,010
Primerica, Inc.	17,821	2,750,493
RenaissanceRe Holdings Ltd. (Bermuda)	20,768	3,264,106
RLI Corp.	17,968	1,882,687
Ryan Specialty Group Holdings, Inc., Class A*	26,287	983,397
Selective Insurance Group, Inc.	27,134	2,140,873
Unum Group	92,266	2,341,711
White Mountains Insurance Group Ltd.	1,345	1,400,091

		42,504,468

Interactive Media & Services — 1.0%
Bumble, Inc., Class A*	32,662	963,856
Cargurus, Inc.*	39,464	1,258,902
TripAdvisor, Inc.*	44,700	1,213,605
Vimeo, Inc.*	70,352	1,030,657
Yelp, Inc.*	30,974	1,069,842
Ziff Davis, Inc.*	21,760	2,286,105
ZoomInfo Technologies, Inc., Class A*	136,471	7,213,857

		15,036,824

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Internet & Direct Marketing Retail — 0.2%
Chewy, Inc., Class A*(a)	39,919	1,900,543
Qurate Retail, Inc., Series A	161,322	1,134,094

		3,034,637

IT Services — 1.6%
Alliance Data Systems Corp.	22,466	1,551,053
BigCommerce Holdings, Inc., Series 1*	26,826	876,942
Concentrix Corp.	19,361	3,891,367
DigitalOcean Holdings, Inc.*	7,883	452,011
Euronet Worldwide, Inc.*	23,852	3,193,544
Fastly, Inc., Class A*(a)	48,253	1,382,931
Flywire Corp.*	4,899	138,103
Genpact Ltd.	78,076	3,884,281
LiveRamp Holdings, Inc.*	30,728	1,372,005
Maximus, Inc.	27,742	2,145,012
Rackspace Technology, Inc.*(a)	28,314	354,208
SolarWinds Corp.	20,103	273,401
Squarespace, Inc., Class A*	12,660	419,552
Thoughtworks Holding, Inc.*	16,521	353,880
WEX, Inc.*	20,227	3,256,143

		23,544,433

Leisure Products — 0.9%
Brunswick Corp.	34,790	3,158,584
Callaway Golf Co.*	52,885	1,261,836
Hayward Holdings, Inc.*	18,853	371,215
Mattel, Inc.*	158,101	3,307,473
Polaris, Inc.	25,742	2,898,292
YETI Holdings, Inc.*	39,550	2,593,689

		13,591,089

Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A*	41,331	3,978,935
Adaptive Biotechnologies Corp.*	49,042	855,293
Bruker Corp.	45,853	3,053,810
Maravai LifeSciences Holdings, Inc., Class A*	49,224	1,423,558
Medpace Holdings, Inc.*	12,975	2,302,544
NeoGenomics, Inc.*	55,562	1,252,367
Pacific Biosciences of California, Inc.*	99,551	1,112,980
Repligen Corp.*	23,204	4,602,281
Sotera Health Co.*	44,686	961,196
Syneos Health, Inc.*	46,794	4,237,665

		23,780,629

Machinery — 4.2%
AGCO Corp.	27,693	3,245,620
Allison Transmission Holdings, Inc.	47,051	1,787,467
Chart Industries, Inc.*	16,076	1,959,182
Colfax Corp.*	60,770	2,498,862
Crane Co.	22,526	2,331,666
Evoqua Water Technologies Corp.*	54,258	2,197,449
Flowserve Corp.	58,786	1,917,599
Gates Industrial Corp. plc*	43,476	672,574
Graco, Inc.	76,701	5,565,424
ITT, Inc.	38,630	3,550,870
Kennametal, Inc.	37,747	1,304,914
Lincoln Electric Holdings, Inc.	26,647	3,406,552
Middleby Corp. (The)*	25,104	4,649,261
Nikola Corp.*(a)	93,069	747,344
Nordson Corp.	24,391	5,671,883
Oshkosh Corp.	30,974	3,525,151
RBC Bearings, Inc.*	13,029	2,351,344
Timken Co. (The)	31,154	2,081,087
Toro Co. (The)	48,036	4,639,317
Trinity Industries, Inc.	36,911	1,060,453
Watts Water Technologies, Inc., Class A	12,436	1,905,320
Woodward, Inc.	28,451	3,137,292

		60,206,631

Marine — 0.1%
Kirby Corp.*	27,128	1,768,203

Media — 0.9%
Advantage Solutions, Inc.*	44,567	324,448
Altice USA, Inc., Class A*	101,920	1,469,686
Cable One, Inc.	2,237	3,455,561
John Wiley & Sons, Inc., Class A	19,652	997,339
Magnite, Inc.*	51,752	702,275
New York Times Co. (The), Class A	75,405	3,018,462
Nexstar Media Group, Inc., Class A	18,453	3,051,757

		13,019,528

Metals & Mining — 1.5%
Alcoa Corp.	84,435	4,788,309
Cleveland-Cliffs, Inc.*(a)	205,368	3,520,007
Compass Minerals International, Inc.	15,362	820,331
MP Materials Corp.*	33,690	1,345,579
Reliance Steel & Aluminum Co.	28,275	4,322,682
Royal Gold, Inc.	29,621	3,008,012
United States Steel Corp.	121,951	2,526,825
Worthington Industries, Inc.	14,599	790,974

		21,122,719

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Blackstone Mortgage Trust, Inc., Class A	75,399	2,369,037
Chimera Investment Corp.	106,900	1,550,050
New Residential Investment Corp.	210,558	2,242,443
Starwood Property Trust, Inc.	137,458	3,402,085
Two Harbors Investment Corp.	155,196	892,377

		10,455,992

Multiline Retail — 0.7%
Kohl’s Corp.	67,932	4,056,220
Macy’s, Inc.	139,764	3,577,958
Nordstrom, Inc.*	50,203	1,129,568
Ollie’s Bargain Outlet Holdings, Inc.*(a)	27,309	1,309,193

		10,072,939

Multi-Utilities — 0.4%
Avista Corp.	31,937	1,419,919
Black Hills Corp.	28,800	1,950,912
MDU Resources Group, Inc.	91,767	2,695,197

		6,066,028

Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Corp.	146,531	1,457,983
Antero Resources Corp.*	128,918	2,517,769
APA Corp.	163,936	5,444,315
Chesapeake Energy Corp.(a)	47,035	3,206,376
CNX Resources Corp.*	95,309	1,413,432
DT Midstream, Inc.	43,654	2,256,912
EQT Corp.*	136,447	2,899,499
Equitrans Midstream Corp.	183,467	1,487,917
HollyFrontier Corp.	67,465	2,372,069
Marathon Oil Corp.	351,337	6,840,531

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
New Fortress Energy, Inc.(a)	18,671	410,015
Ovintiv, Inc.	117,822	4,571,494
PDC Energy, Inc.	43,946	2,604,679
Range Resources Corp.*	112,726	2,169,976
Targa Resources Corp.	103,331	6,104,796

		45,757,763

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	39,707	2,638,133

Personal Products — 0.3%
Beauty Health Co. (The)*(a)	43,218	613,696
Coty, Inc., Class A*	151,438	1,284,194
Herbalife Nutrition Ltd.*	44,530	1,892,970

		3,790,860

Pharmaceuticals — 0.7%
Organon & Co.	114,420	3,651,142
Pacira BioSciences, Inc.*	20,102	1,261,803
Perrigo Co. plc	60,369	2,298,248
Prestige Consumer Healthcare, Inc.*	22,611	1,276,391
Reata Pharmaceuticals, Inc., Class A*	12,357	347,479
Tilray Brands, Inc. (Canada)*(a)	201,340	1,199,986

		10,035,049

Professional Services — 2.3%
Alight, Inc., Class A*	110,898	1,071,275
ASGN, Inc.*	23,512	2,700,823
Booz Allen Hamilton Holding Corp.	60,425	4,636,410
CACI International, Inc., Class A*	10,528	2,605,259
Exponent, Inc.	23,517	2,233,645
FTI Consulting, Inc.*	15,474	2,256,264
Insperity, Inc.	16,160	1,737,685
KBR, Inc.	63,308	2,747,567
ManpowerGroup, Inc.	24,477	2,566,903
Robert Half International, Inc.	50,241	5,690,296
Science Applications International Corp.	25,978	2,130,975
TriNet Group, Inc.*	18,100	1,542,120
Upwork, Inc.*	54,397	1,479,598

		33,398,820

Real Estate Management & Development — 0.8%
Cushman & Wakefield plc*	67,568	1,418,252
eXp World Holdings, Inc.(a)	29,960	813,115
Howard Hughes Corp. (The)*	18,659	1,797,048
Jones Lang LaSalle, Inc.*	22,775	5,711,742
Redfin Corp.*	47,602	1,407,591
WeWork, Inc.*(a)	94,294	700,605

		11,848,353

Road & Rail — 1.3%
AMERCO	4,425	2,694,604
Avis Budget Group, Inc.*	18,087	3,186,567
Knight-Swift Transportation Holdings, Inc.	74,893	4,237,446
Landstar System, Inc.	17,198	2,751,680
Ryder System, Inc.	24,231	1,773,467
Saia, Inc.*	11,886	3,378,952
TuSimple Holdings, Inc., Class A*	15,355	288,060

		18,310,776

Semiconductors & Semiconductor Equipment — 3.0%
Allegro MicroSystems, Inc. (Japan)*	24,827	704,590
Ambarella, Inc.*	16,545	2,318,782
Amkor Technology, Inc.	45,243	996,251
Azenta, Inc.	33,551	2,829,691
Cirrus Logic, Inc.*	25,785	2,306,210
CMC Materials, Inc.	12,827	2,320,148
First Solar, Inc.*	44,624	3,497,629
Lattice Semiconductor Corp.*	61,798	3,412,485
MKS Instruments, Inc.	25,028	3,887,599
Power Integrations, Inc.	27,226	2,197,410
Semtech Corp.*	29,061	2,066,237
Silicon Laboratories, Inc.*	18,136	2,995,886
SiTime Corp.*	6,763	1,576,388
SunPower Corp.*(a)	37,473	628,797
Synaptics, Inc.*	17,722	3,727,823
Universal Display Corp.	19,566	3,003,577
Wolfspeed, Inc.*(a)	52,299	4,928,658

		43,398,161

Software — 8.0%
ACI Worldwide, Inc.*	53,055	1,823,500
Alteryx, Inc., Class A*	26,937	1,537,295
Amplitude, Inc., Class A*	10,212	401,434
Anaplan, Inc.*	65,969	3,184,983
Asana, Inc., Class A*	36,494	1,915,205
Aspen Technology, Inc.*	30,199	4,534,682
Avalara, Inc.*	39,223	4,299,625
AvidXchange Holdings, Inc.*(a)	11,484	118,974
Black Knight, Inc.*	70,088	5,228,565
Blackbaud, Inc.*	18,698	1,274,082
Blackline, Inc.*	24,087	2,212,873
C3.ai, Inc., Class A*(a)	31,782	837,138
CDK Global, Inc.	53,401	2,294,641
Clear Secure, Inc., Class A*	6,045	149,251
CommVault Systems, Inc.*	20,537	1,385,426
CS Disco, Inc.*	5,702	195,693
Datto Holding Corp.*	11,775	293,315
Digital Turbine, Inc.*	39,680	1,751,872
Dolby Laboratories, Inc., Class A	29,469	2,588,852
Dropbox, Inc., Class A*	127,376	3,152,556
Duck Creek Technologies, Inc.*	33,967	867,857
Elastic NV*	32,401	3,021,393
Everbridge, Inc.*	17,323	885,552
Fair Isaac Corp.*	12,346	6,111,146
Five9, Inc.*	30,708	3,859,996
Guidewire Software, Inc.*	37,593	3,790,878
Informatica, Inc., Class A*	13,470	376,082
Jamf Holding Corp.*(a)	24,712	816,979
JFrog Ltd. (Israel)*	19,576	523,071
Mandiant Corp.*	108,300	1,634,247
Manhattan Associates, Inc.*	28,557	3,822,926
Marathon Digital Holdings, Inc.*(a)	44,963	1,058,429
Matterport, Inc.*(a)	83,172	809,263
McAfee Corp., Class A	33,797	866,893
MicroStrategy, Inc., Class A*(a)	3,789	1,394,390
Mimecast Ltd.*	27,864	2,221,039
nCino, Inc.*	25,613	1,173,844
NCR Corp.*	59,568	2,267,158
New Relic, Inc.*	26,566	2,793,149
Nuance Communications, Inc.*	128,641	7,107,415
Nutanix, Inc., Class A*	95,378	2,607,634
Paycor HCM, Inc.*	14,168	367,518
Pegasystems, Inc.	18,429	1,828,525
Qualtrics International, Inc., Class A*	42,662	1,248,717
Rapid7, Inc.*	25,482	2,454,681

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Smartsheet, Inc., Class A*	56,845	3,536,896
Sprout Social, Inc., Class A*	20,565	1,415,900
SPS Commerce, Inc.*	16,229	2,009,962
Tenable Holdings, Inc.*	41,214	2,118,400
Teradata Corp.*	48,964	1,975,208
Varonis Systems, Inc.*	48,434	1,804,651
Verint Systems, Inc.*	29,519	1,515,210
Workiva, Inc.*	20,375	2,409,955
Zendesk, Inc.*	54,555	5,374,213

		115,249,139

Specialty Retail — 3.0%
American Eagle Outfitters, Inc.(a)	69,236	1,580,658
AutoNation, Inc.*	18,042	1,966,578
Dick’s Sporting Goods, Inc.	29,284	3,379,374
Five Below, Inc.*	25,281	4,146,084
Floor & Decor Holdings, Inc., Class A*	47,652	5,180,725
Foot Locker, Inc.	40,757	1,821,023
GameStop Corp., Class A*(a)	27,959	3,045,574
Gap, Inc. (The)	96,744	1,748,164
Leslie’s, Inc.*	61,692	1,285,044
Lithia Motors, Inc., Class A	13,664	3,991,664
National Vision Holdings, Inc.*	37,322	1,525,723
Penske Automotive Group, Inc.	13,780	1,400,461
Petco Health & Wellness Co., Inc.*(a)	36,795	689,906
RH*	7,828	3,153,275
Urban Outfitters, Inc.*	29,741	854,162
Victoria’s Secret & Co.*	32,695	1,825,362
Vroom, Inc.*(a)	57,458	460,813
Warby Parker, Inc., Class A*(a)	4,634	172,246
Williams-Sonoma, Inc.	33,559	5,387,562

		43,614,398

Technology Hardware, Storage & Peripherals — 0.3%
Pure Storage, Inc., Class A*	120,929	3,203,409
Xerox Holdings Corp.	62,030	1,309,454

		4,512,863

Textiles, Apparel & Luxury Goods — 1.8%
Capri Holdings Ltd.*	67,898	4,078,633
Carter’s, Inc.	19,073	1,776,078
Columbia Sportswear Co.	15,598	1,448,586
Crocs, Inc.*	26,556	2,725,177
Deckers Outdoor Corp.*	12,387	3,966,689
Hanesbrands, Inc.	157,589	2,537,183
PVH Corp.	32,063	3,046,305
Ralph Lauren Corp.	21,993	2,437,704
Skechers U.S.A., Inc., Class A*	60,878	2,556,876
Wolverine World Wide, Inc.	37,171	984,660

		25,557,891

Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	49,836	2,274,515
MGIC Investment Corp.	146,928	2,230,367
New York Community Bancorp, Inc.	209,854	2,446,898
Radian Group, Inc.	80,928	1,811,978
TFS Financial Corp.	21,540	374,365

		9,138,123

Trading Companies & Distributors — 1.2%
Air Lease Corp.	48,354	1,924,973
Beacon Roofing Supply, Inc.*	24,969	1,370,049
Core & Main, Inc., Class A*	25,730	618,807
GATX Corp.	16,021	1,673,393
Herc Holdings, Inc.	11,243	1,803,939
MSC Industrial Direct Co., Inc., Class A	21,128	1,724,890
SiteOne Landscape Supply, Inc.*	20,173	3,633,561
Univar Solutions, Inc.*	77,150	2,044,475
WESCO International, Inc.*	20,019	2,440,116

		17,234,203

Water Utilities — 0.4%
Essential Utilities, Inc.	103,792	5,058,822

TOTAL COMMON STOCKS (Cost $1,402,747,667)		1,432,634,906

SHORT-TERM INVESTMENTS — 3.6%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) (Cost $6,736,493)	6,736,493	6,736,493

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(b)(c)	40,495,150	40,483,002
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	5,601,739	5,601,739

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $46,089,339)		46,084,741

TOTAL SHORT-TERM INVESTMENTS (COST $52,825,832)		52,821,234

Total Investments — 103.1% (Cost $1,455,573,499)		1,485,456,140
Liabilities in Excess of Other Assets — (3.1)%		(45,310,051)

Net Assets — 100.0%		1,440,146,089

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $48,624,818.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.

*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	26	03/2022	USD	6,839,040	(430,498)

Abbreviations

USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$1,485,456,140	$—	$—	$1,485,456,140

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(430,498)	$—	$—	$(430,498)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	$62,497,450	$57,000,000	$78,999,999	$(9,851)	$(4,598)	$40,483,002	40,495,150	$11,267	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	4,743,180	19,524,844	17,531,531	—	—	6,736,493	6,736,493	474	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	7,753,502	31,531,881	33,683,644	—	—	5,601,739	5,601,739	485	—

Total	$74,994,132	$108,056,725	$130,215,174	$(9,851)	$(4,598)	$52,821,234		$12,226	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.